Share-based compensation - Disclosure of deferred and restricted share units, fair value (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Carrying value	$ 0	$ 3,494
Intrinsic value of vested units	0	2,800
DSU and RSU [Member] | Current portion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Carrying value	0	3,494
Intrinsic value of vested units	0	2,800
DSU and RSU [Member] | Non-current portion [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Carrying value	0	0
Intrinsic value of vested units	$ 0	$ 0